Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Stock options granted to consultants	$ 219,627	$ 219,627	$ 219,627